Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Additional Information (Detail) (Derivatives for oil and oil products [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2010
Derivatives for oil and oil products [Member]
Derivatives Instruments, Hedging and Risk Management Activities [Line Item]
Estimated Percentage of Commodities Hedges	98.00%
Percentage of volume of hedge executed for the export	52.70%
Volume of hedge executed for the exports generate a positive result	$ 6